Exhibit 99.1
Flagship Credit Auto Trust 2016-2 Automobile Receivables Backed Notes Sample Automobile Loan Contract Agreed-Upon Procedures

Report To: FCA Asset Securities LLC FC Funding LLC Wells Fargo Securities, LLC Deutsche Bank Securities Inc.

15 April 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC
FC Funding LLC
3 Christy Drive, Suite 201
Chadds Ford, Pennsylvania 19317

Wells Fargo Securities, LLC
550 South Tyron Street
Charlotte, North Carolina 28202

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, New York 10005

Re:	Flagship Credit Auto Trust 2016-2 Automobile Receivables Backed Notes (the "Notes") Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist FCA Asset Securities LLC (the "Depositor") in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts that are secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the "Automobile Loan Contracts") relating to the Flagship Credit Auto Trust 2016-2 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, FC Funding LLC (the "Sponsor"), on behalf of the Depositor, provided us with:

a.
An electronic data file labeled "FCAT 2016-2 Datatape 03312016 wo summary.xlsx" and the corresponding record layout and decode information (the "Statistical Data File") that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts (the "Statistical Automobile Loan Contracts") as of 31 March 2016 (the "Statistical Calculation Date") that are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of:
	i.	The retail installment sale contract, assignment of installment contract and amendment or correction letter (as applicable and collectively, the "Contract"),
	ii.	Certain printed screen shots and payment histories from the Sponsor's (or an affiliate of the Sponsor's) servicing system (the "System Screen Shots"),
	iii.	The certificate of title or other related documents (collectively, the "Title") and
	iv.	The usury adjustment tool screen shot, if applicable, (the "Usury Adjustment Tool," together with the Contract, System Screen Shots and Title, the "Source Documents")
relating to the Sample Automobile Loan Contracts (as defined in Attachment A),
c.	The list of relevant characteristics (the "Sample Characteristics") on the Statistical Data File, which are listed on Exhibit 2 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Statistical Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Statistical Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Automobile Loan Contracts,
	iii.	Whether the originators of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 April 2016

Attachement A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Statistical Automobile Loan Contracts from the Statistical Data File (the "Sample Automobile Loan Contracts").  The Sample Automobile Loan Contracts are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts they instructed us to select from the Statistical Data File.

2.
For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachement A Page 1 of 3

Sample Automobile Contracts

Sample Automobile Loan Contract Number	Contract ID	Sample Automobile Loan Contract Number	Contract ID

1	[REDACTED]	44	[REDACTED]
2	[REDACTED]	45	[REDACTED]
3	[REDACTED]	46	[REDACTED]
4	[REDACTED]	47	[REDACTED]
5	[REDACTED]	48	[REDACTED]
6	[REDACTED]	49	[REDACTED]
7	[REDACTED]	50	[REDACTED]
8	[REDACTED]	51	[REDACTED]
9	[REDACTED]	52	[REDACTED]
10	[REDACTED]	53	[REDACTED]
11	[REDACTED]	54	[REDACTED]
12	[REDACTED]	55	[REDACTED]
13	[REDACTED]	56	[REDACTED]
14	[REDACTED]	57	[REDACTED]
15	[REDACTED]	58	[REDACTED]
16	[REDACTED]	59	[REDACTED]
17	[REDACTED]	60	[REDACTED]
18	[REDACTED]	61	[REDACTED]
19	[REDACTED]	62	[REDACTED]
20	[REDACTED]	63	[REDACTED]
21	[REDACTED]	64	[REDACTED]
22	[REDACTED]	65	[REDACTED]
23	[REDACTED]	66	[REDACTED]
24	[REDACTED]	67	[REDACTED]
25	[REDACTED]	68	[REDACTED]
26	[REDACTED]	69	[REDACTED]
27	[REDACTED]	70	[REDACTED]
28	[REDACTED]	71	[REDACTED]
29	[REDACTED]	72	[REDACTED]
30	[REDACTED]	73	[REDACTED]
31	[REDACTED]	74	[REDACTED]
32	[REDACTED]	75	[REDACTED]
33	[REDACTED]	76	[REDACTED]
34	[REDACTED]	77	[REDACTED]
35	[REDACTED]	78	[REDACTED]
36	[REDACTED]	79	[REDACTED]
37	[REDACTED]	80	[REDACTED]
38	[REDACTED]	81	[REDACTED]
39	[REDACTED]	82	[REDACTED]
40	[REDACTED]	83	[REDACTED]
41	[REDACTED]	84	[REDACTED]
42	[REDACTED]	85	[REDACTED]
43	[REDACTED]	86	[REDACTED]

Exhibit 1 to Attachement A Page 2 of 3

Sample Automobile Loan Contract Number	Contract ID	Sample Automobile Loan Contract Number	Contract ID

87	[REDACTED]	133	[REDACTED]
88	[REDACTED]	134	[REDACTED]
89	[REDACTED]	135	[REDACTED]
90	[REDACTED]	136	[REDACTED]
91	[REDACTED]	137	[REDACTED]
92	[REDACTED]	138	[REDACTED]
93	[REDACTED]	139	[REDACTED]
94	[REDACTED]	140	[REDACTED]
95	[REDACTED]	141	[REDACTED]
96	[REDACTED]	142	[REDACTED]
97	[REDACTED]	143	[REDACTED]
98	[REDACTED]	144	[REDACTED]
99	[REDACTED]	145	[REDACTED]
100	[REDACTED]	146	[REDACTED]
101	[REDACTED]	147	[REDACTED]
102	[REDACTED]	148	[REDACTED]
103	[REDACTED]	149	[REDACTED]
104	[REDACTED]	150	[REDACTED]
105	[REDACTED]	151	[REDACTED]
106	[REDACTED]	152	[REDACTED]
107	[REDACTED]	153	[REDACTED]
108	[REDACTED]	154	[REDACTED]
109	[REDACTED]	155	[REDACTED]
110	[REDACTED]	156	[REDACTED]
111	[REDACTED]	157	[REDACTED]
112	[REDACTED]	158	[REDACTED]
113	[REDACTED]	159	[REDACTED]
114	[REDACTED]	160	[REDACTED]
115	[REDACTED]	161	[REDACTED]
116	[REDACTED]	162	[REDACTED]
117	[REDACTED]	163	[REDACTED]
118	[REDACTED]	164	[REDACTED]
119	[REDACTED]	165	[REDACTED]
120	[REDACTED]	166	[REDACTED]
121	[REDACTED]	167	[REDACTED]
122	[REDACTED]	168	[REDACTED]
123	[REDACTED]	169	[REDACTED]
124	[REDACTED]	170	[REDACTED]
125	[REDACTED]	171	[REDACTED]
126	[REDACTED]	172	[REDACTED]
127	[REDACTED]	173	[REDACTED]
128	[REDACTED]	174	[REDACTED]
129	[REDACTED]	175	[REDACTED]
130	[REDACTED]	176	[REDACTED]
131	[REDACTED]	177	[REDACTED]
132	[REDACTED]	178	[REDACTED]

Exhibit 1 to Attachement A Page 3 of 3

Sample Automobile Loan Contract Number	Contract ID	Sample Automobile Loan Contract Number	Contract ID

179	[REDACTED]	190	[REDACTED]
180	[REDACTED]	191	[REDACTED]
181	[REDACTED]	192	[REDACTED]
182	[REDACTED]	193	[REDACTED]
183	[REDACTED]	194	[REDACTED]
184	[REDACTED]	195	[REDACTED]
185	[REDACTED]	196	[REDACTED]
186	[REDACTED]	197	[REDACTED]
187	[REDACTED]	198	[REDACTED]
188	[REDACTED]	199	[REDACTED]
189	[REDACTED]	200	[REDACTED]

Exhibit 2 to Attachement A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Contract ID	System Screen Shots	i.

Platform	Contract or Title	ii., iii.

Note date	a) Contract or Title or b) System Screen Shots	ii., iv., v.

Original amount financed	Contract

Original interest rate/APR	Contract or Usury Adjustment Tool	vi., vii., viii.

Original monthly payment amount	Contract or Usury Adjustment Tool	vi., vii.

Original term (months)	Contract

Customer state	System Screen Shots

Vehicle identification number	Contract or Title	ii., iii.

Model year	Contract or Title	ix., x.

Model	Contract or System Screen Shots	xi., xii.

Current principal balance	System Screen Shots	xiii.

Maturity date	System Screen Shots

FICO score	System Screen Shots	xiv.

Original loan-to-value ratio	Contract, System Screen Shots and recalculation	xv.

Number of deferred payments (extensions)	System Screen Shots	xiii.

Number of times delinquent 30 days	System Screen Shots	xiii.

Number of times delinquent 60 days	System Screen Shots	xiii.

Number of times delinquent 90 days	System Screen Shots	xiii.

Remaining term (months)	System Screen Shots, Contract and recalculation	xvi.

Bankruptcy and repossession	System Screen Shots

Product type	System Screen Shots	xvii.

Exhibit 2 to Attachement A Page 2 of 4

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the platform, note date and vehicle identification number Sample Characteristics for each Sample Automobile Loan Contract with a platform value of "FCA," as shown on the Statistical Data File (the "Sample FCA Automobile Loan Contracts"), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Statistical Data File agreed with the corresponding information on at least one of the Contract or Title.  We performed no procedures to reconcile any differences that may exist between the Source Documents.

iii.
For the purpose of comparing the platform and vehicle identification number Sample Characteristics for each Sample Automobile Loan Contract with a platform value of "CFC," as shown on the Statistical Data File (the "Sample CFC Automobile Loan Contracts"), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iv.
For the purpose of comparing the note date Sample Characteristic for each Sample CFC Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.	For the purpose of comparing the note date Sample Characteristic for Sample Automobile Loan Contract numbers 26 and 38, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day.

vi.
For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract numbers 5, 20, 21, 64, 123, 128, 132, 144 and 158), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

vii.
For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for Sample Automobile Loan Contract numbers 5, 20, 21, 64, 123, 128, 132, 144 and 158, the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document.

viii.
For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample CFC Automobile Loan Contract with a source value of "RATE GENIUS," as shown on the Statistical Data File (the "Sample CFC Rate Genius Automobile Loan Contracts"), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original interest rate/APR, as shown in the introductory paragraph of the Contract, agreed with the original interest rate/APR, as shown on the Statistical Data File.  We performed no procedures to reconcile any contradictory information in the Contract.

Exhibit 2 to Attachement A Page 3 of 4

Notes: (continued)

ix.
For the purpose of comparing the model year Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract number 30), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

x.
For the purpose of comparing the model year Sample Characteristic for Sample Automobile Loan Contract number 30, the Sponsor, on behalf of the Depositor, instructed us to use the Title as the Source Document.

xi.
For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Statistical Data File agreed with the corresponding information on at least one of the Contract or System Screen Shots.  We performed no procedures to reconcile any differences that may exist between the Source Documents.

xii.
For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

xiii.
The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date.  For the purpose of comparing the:

	a.	Current principal balance,
	b.	Number of deferred payments (extensions),
	c.	Number of times delinquent 30 days,
	d.	Number of times delinquent 60 days and
	e.	Number of times delinquent 90 days

Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date, as applicable.

xiv.
We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of "0," as shown on the Statistical Data File.

Additionally, for the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Automobile Loan Contracts described above in this note xiv.), the Sponsor, on behalf of the Depositor, instructed us to use the highest FICO score value that is shown on the System Screen Shots in cases where more than one FICO score is shown on the System Screen Shots.

Exhibit 2 to Attachement A Page 4 of 4

Notes: (continued)

xv.
For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

	a.	Dividing the:
(i) Original amount financed, as shown on the Contract,
by
(ii) Adj. wholesale or total value, as applicable, as shown on the System Screen Shots,
and
	b.	Rounding the resulting percentage obtained in a. above to the second decimal (XX.XX%).

xvi.
For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

	a.	Subtracting the:
(i) Number of payments paid, as shown on the System Screen Shots, from
(ii) Original term (months), as shown on the Contract,
and
	b.	Adding the number of deferred payments (extensions), as shown on the System Screen Shots (and in accordance with note xiii. above) to the result obtained in a. above, subject to the additional instruction described in the succeeding paragraph of this note xvi.

Additionally, the Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date.  For the purpose of the recalculation described above in this note xvi., the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

xvii.
For the purpose of comparing the product type Sample Characteristic for each Sample FCA Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us that a product type of "direct auto retail," as shown on the Statistical Data File, corresponds to a dealer type of "blue yield," as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachement A

Sample Characteristic Difference

Sample Automobile Loan Contract Number	Sample Characteristic	Statistical Data File Value	Source Document Value

183	Original interest rate/APR	11.90%	11.95%